Transactions with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Transaction with Related Parties [Abstract]
Due to related parties	$ 556		$ 245
Payment of dividends on preferred shares	$ 917	$ 951
Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	50,726		50,726
Dividend rate percentage			4.00%
Payment of dividends on preferred shares	$ 26	29
Accrued dividends payable	$ 2	2
Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	1,423,912		1,428,372
Dividend rate percentage			5.00%
Payment of dividends on preferred shares	$ 891	$ 922
Dividend per share (in dollars per share)	$ 0.625	$ 0.625
Accrued dividends payable	$ 74	$ 87
Related Party [Member] | Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Due to related parties	436		$ 245
Related Party [Member] | Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount	532	745
Related Party [Member] | Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount	$ 160	144
Related Party [Member] | Mango Shipping Corp. [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	0		0
Related Party [Member] | Mango Shipping Corp. [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	1,314,792		1,314,792
Payment of dividends on preferred shares	$ 822	$ 822
Accrued dividends payable	$ 68		$ 64
Related Party [Member] | Andreas Michalopoulos [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	0		0
Related Party [Member] | Andreas Michalopoulos [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	56,342		56,342